Net finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Schedule of net finance costs

	2023	2022
	$	$
Finance income
Interest on advances to third parties and interest income	(9,283)	(13,694)

Finance cost
Interest on loans and borrowings (excluding lease liabilities)	103,278	26,186
Change in fair value of share repurchase liability	571	(5,710)
Interest expense on lease liabilities	659	573
Other interest expense	1,732	1,792
Accelerated amortization of deferred financing fees	15,094	—
	121,334	22,841

Net finance cost	112,051	9,147